Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment [X];   Amendment Number:
This Amendment  (Check only one.):  [X] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

"Name:     RockView Management, LLC"
Address:  900 Third Avenue
"          New York, NY 10022"

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peyton F. Carter
Title: Chief Compliance Officer
Phone: 212-821-8705

"Signature, Place, and Date of Signing:"
"Peyton Carter               New York, NY                 1/20/2009"
"[Signature]                      [City, State]              [Date]"

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ]    13F NOTICE. (Check here if no holdings reported are in this
"       report, and all holdings are reported by other reporting"
       manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
"[If there are no entries in this list, omit this section.]"

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 117
"Form 13F Information Table Value Total: $ 62,406 (thousands)"
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
"to which this report is filed, other than the manager filing this" report.

"[If there are no entries in this list, state ""NONE"" and omit the" column headings and list entries.]

No.             Form 13F File Number            Name

None

FORM 13F INFORMATION TABLE

ITEM 1:	ITEM 2:	ITEM 3:	 ITEM 4: 	 ITEM 5: 	ITEM 6:	ITEM 7:	ITEM 8:
NAME OF	TITLE OF	CUSIP	 MARKET  	 AMOUNT OF 	INVESTMENT 	MGRS	VOTING
ISSUER	CLASS	NUMBER	 VALUE 	 SECURITY 	DISCRETION		AUTHORITY
			 (000) 	 (SHARES) 	(A)		(A)

WTS ADVANCED TECHNOLOGY ACQUISITION CORP CALL FROM FTSE		007556111	3.7375	149500	SOLE		SOLE
WTS ARCADE ACQUISITION CORP		038798112	0.45	45000	SOLE		SOLE
WTS ATLAS ACQUISITION HOLDINGSCORP		049162118	13.125	125000	SOLE		SOLE
WTS BPW ACQUISITION CORP		055637110	32.25	215000	SOLE		SOLE
WTS COLUMBUS ACQUISITION CORP		198851115	3.042	78000	SOLE		SOLE
COMCAST HOLDINGS CORPORATION 2% EXCH SUBORDINATED DEBS		200300507	685	20000	SOLE		SOLE
WTS COMMUNITY BANKERS TRUST CORPORATION		203612114	23.436	65100	SOLE		SOLE
B6 WTS CORE MARK HOLDING CO INC CALL FROM FTSE		218681120	27.3856	6224	SOLE		SOLE
DANA HOLDING CORPORATION CMN		235825205	34.2064	45944	SOLE		SOLE
DUNE ENERGY INC SR PFD CONV 144A		265338301	1158.04	7072	SOLE		SOLE
DUNE ENERGY INC SENIOR PREFERRED CONV 10%		265338400	136.895	836	SOLE		SOLE
FOAMEX INTL INC NEW		344123203	1.57138	20676	SOLE		SOLE
PUT/GM(GMMA)            @  5 EXP 01/17/2009		370442105	1733	4350	SOLE		SOLE
PUT/GM(GMMR)            @  7.5 EXP 01/17/2009		370442105	1733	4350	SOLE		SOLE
GENERAL MOTORS CORPORATION CONV PFD 1.50 06/01/2009 SERIES D		370442691	50	6000	SOLE		SOLE
WTS GLOBAL BRANDS ACQUISITION CORP		378982110	30	600000	SOLE		SOLE
WTS GLOBAL CONSUMER ACQUISITION CORP		378983118	8.5	100000	SOLE		SOLE
WTS HICKS ACQUISITION CO I INC		429086127	5.72	114400	SOLE		SOLE
HIGHLANDS ACQUISITION CORP		430880104	460	50000	SOLE		SOLE
WTS HIGHLANDS ACQUISITION CORP		430880112	7.5	250000	SOLE		SOLE
IDEATION ACQUISITION CORP		451665103	126.175	17500	SOLE		SOLE
WTS IDEATION ACQUISITION CORP		451665111	9.625	192500	SOLE		SOLE
INTERPUBLIC GROUP COS INC 5.25% CONV PERP PFD SER B 144A		460690407	1001.25	3000	SOLE		SOLE
INTERPUBLIC GROUP COS INC PERP PFD CONV SER B 5.25%		460690803	300.414	750	SOLE		SOLE
W WTS ISRAEL GROWTH PARTNERS ACQUISITION CORP CALL FROM FTSE		465090116	0.6608	330400	SOLE		SOLE
ISRAEL GROWTH PARTNERS ACQ CORP CLASS B CALL FROM FTSE		465090207	130	25000	SOLE		SOLE
PORTLAND GENERAL ELECTRIC CO NEW		736508847	22.78664	1633	SOLE		SOLE
SANTA MONICA MEDIA CORP		802501106	264.108	33860	SOLE		SOLE
WTS SANTA MONICA MEDIA CORP EXP 03/27/2011		802501114	1.5	150000	SOLE		SOLE
WTS SHERMEN WSC ACQUISITION CORP EXP 05/24/2011		824197115	12.8	320000	SOLE		SOLE
WTS STONE TAN CHINA ACQUISITION CORPORATION		861752111	1.56	52000	SOLE		SOLE
WTS STONELEIGH PARTNERS ACQ CORP		861923126	1.316	47000	SOLE		SOLE
TRANS-INDIA ACQUISITION CORP		893237107	270.9	35000	SOLE		SOLE
WTS TRANS-INDIA ACQUISITION CORP		893237115	0.315	10500	SOLE		SOLE
UNITED REFINING ENERGY CORP COM		911360105	100.8839	10930	SOLE		SOLE
WTS UNITED REFINING ENERGY CORP		911360113	16.9	169000	SOLE		SOLE
WILLIAMS COMPANIES INC. (THE) CMN		969457100	2896	200000	SOLE		SOLE
TRIAN ACQUISITION I CORP		89582E108	1009.503	113300	SOLE		SOLE
WTS CAPITOL ACQUISITION CORP		14055E112	19.5	150000	SOLE		SOLE
WTS TRIAN ACQUISITION I CORP		89582E116	77.05	335000	SOLE		SOLE
ADELPHIA RECOVERY TRUST SERIES ACC-1 INT		00685R409	23.96301	2396301	SOLE		SOLE
ALERITAS CAPITAL CORP		01449F103	0.078	39000	SOLE		SOLE
WTS ALPHA SECURITY GROUP CORP		02078A118	2.325	75000	SOLE		SOLE
WTS ALTERNATIVE ASSET MGMT ACQUISITION CORP		02149U119	15.904	227200	SOLE		SOLE
WTS ALYST ACQUISTION CORP		02263A113	0.756	75600	SOLE		SOLE
APEX BIOVENTURES ACQUISITION CORP		03753Q105	771.45	104250	SOLE		SOLE
WTS APEX BIOVENTURES ACQUISITNCORP		03753Q113	0.9375	31250	SOLE		SOLE
BALLY TOTAL FITNESS ESCROW		058ESC997	0	10087	SOLE		SOLE
"CARNIVAL CORPORATION STEP CPN DUE 04/29/2033 CONV OA 1.132% TO 4/08, 0% THEREAFTER"		143658AV4	1245	2000000	SOLE		SOLE
WTS CHINA HOLDINGS ACQUISITIONCORPORATION		16942N114	3.412	341200	SOLE		SOLE
"COMMSCOPE, INC. 1% 03/15/2024 SER: B CONV SM"		203372AD9	4378	4500000	SOLE		SOLE
CONSECO INC DEB CONV 3.50000000% 09/30/35		208464BH9	965	2000000	SOLE		SOLE
CBTC ROYAL CARIBBEAN CRUISES SER 2001-27 CL A-1 8.875% PREFERRED 10/15/2027		21988G650	93.06	7050	SOLE		SOLE
CORTS TR U S WEST COMMUNICATIONS DEBS CORP BKD TR SECS CTFS PFD 7.5%		22081G209	334.0884	29306	SOLE		SOLE
WTS ENERGY INFRASTRUCTUIRE ACQUISITION CORP CALL FROM FTSE		29269P117	0.00575	57500	SOLE		SOLE
WTS ENTERPRISE ACQUISITION CORP		29365R116	5.775	175000	SOLE		SOLE
FIBERTOWER CORPORATION 9% 11/15/2012 CONV MN		31567RAC4	1079	5000000	SOLE		SOLE
WTS GHL ACQUISITION CORP		36172H116	10.96	54800	SOLE		SOLE
GMAC LLC 7.35% NOTES DUE 08/08/2032		36186C301	67.6476	5700	SOLE		SOLE
GMAC LLC 7.25% NOTES DUE 02/07/2033 0.00000000% 06/30/49		36186C400	0.8614	7300	SOLE		SOLE
WTS GENEVA ACQUISITION CORP		37185Y112	5.2	260000	SOLE		SOLE
GOLDEN POND HEALTHCARE INC		38116J109	144.6	20000	SOLE		SOLE
WTS GOLDEN POND HEALTHCARE INC		38116J117	6.8	170000	SOLE		SOLE
HUMAN GENOME SCIENCES INC 2.25% 08/15/2012 CONV FA MW +  CM STK PRX LEVEL		444903AM0	681	2500000	SOLE		SOLE
WTS INFORMATION SERVICES GROUPINC		45675Y112	3	37500	SOLE		SOLE
WTS INTER-ATLANTIC FINANCIAL INC		45890H118	2.08	104000	SOLE		SOLE
ION MEDIA NETWORKS INC MANDATORILY CONV PFD 12% SER B		46205A806	0	12	SOLE		SOLE
ION MEDIA NETWORKS INC MANDATORILY CONV SR SUB NT SER A 11.00000000% 07/31/13		46205AAB9	3.36997	1684983	SOLE		SOLE
JDS UNIPHASE CORP SR NT CONV 1.00000000% 05/15/26		46612JAD3	54	100000	SOLE		SOLE
JK ACQUISITION CORP NEW		47759H304	0.03093	15467	SOLE		SOLE
KBL HEALTHCARE ACQUISITION CORP III		48241N107	139.49	18850	SOLE		SOLE
WTS KBL HEALTHCARE ACQUISITIONCORP III		48241N115	2.975	148750	SOLE		SOLE
"LEVEL 3 COMMUNICATIONS, INC. 6% 03/15/2010 CONV SM"		52729NAS9	2100	3000000	SOLE		SOLE
LEVEL 3 COMMUNICATIONS INC CONV SR NT 5.25000000% 12/15/11		52729NBF6	1977.1875	4750000	SOLE		SOLE
LIBERTY ACQUISITION HOLDINGS CORP		53015Y107	474.44499	57231	SOLE		SOLE
WTS LIBERTY ACQUISITION HOLDINGS CORP		53015Y115	27.36	72000	SOLE		SOLE
LIONS GATE ENTERTAINMENT CORP 3.625% 03/15/2025 SER: B CONV SM		535919AG9	4454	7000000	SOLE		SOLE
MEDIA & ENTMT HLDGS INC		58439W108	1403.71	182300	SOLE		SOLE
WTS MEDIA & ENTMT HLDGS INC		58439W116	0.16	160000	SOLE		SOLE
MERISTAR HOSPITALITY CORP SUB CONV NOTE 9.50000000% 04/01/10		58984YAJ2	256.625	250000	SOLE		SOLE
"NII HOLDINGS, INC. 3.125% 06/15/2012 CONV DJ"		62913FAJ1	1666.8125	2750000	SOLE		SOLE
WTS NRDC ACQUISITION CORP		62941R110	84	400000	SOLE		SOLE
NAVISTAR FINANCIAL CORP 4.75% 04/01/2009 SER: B CONV OA		638902AM8	713	2000000	SOLE		SOLE
ORACLE HEALTHCARE ACQUISITION CORP CALL FROM FTSE		68402M102	0.03111	88875	SOLE		SOLE
WTS PAN EUROPEAN HOTEL ACQUISITION CO N V WT EXP 144A		69805M111	0	99600	SOLE		SOLE
PARMALAT S P A 144A SPONSORED GDR REPSTG WARRANTS 12/31/2015		70175R110	2.03158	1300	SOLE		SOLE
POLARIS ACQUISITION CORP		73104R102	226.59	24900	SOLE		SOLE
PROSHARES ULTRA S&P500 ETF CALL FROM FTSE		74347R107	3152.4	120000	SOLE		SOLE
WTS PROSPECT ACQUISITION CORPORATION		74347T111	5.376	76800	SOLE		SOLE
"PRUDENTIAL FINANCIAL, INC. FRN  12/15/2037		744320AJ1	5679	6000000	SOLE		SOLE
"RELIANT ENERGY, INC. CMN"		75952B105	61	10566	SOLE		SOLE
WTS RENAISSANCE ACQUISITION CORP		75966C115	8.91	297000	SOLE		SOLE
WTS SAPPHIRE INDUSTRIALS CORP		80306T117	24	150000	SOLE		SOLE
WTS SECURE AMERICA ACQUISITIONCORPORATION		81372L111	6.265	89500	SOLE		SOLE
WTS SPORTS PROPERTIES ACQUISITION CORP		84920F115	38.423	349300	SOLE		SOLE
WTS TM ENTERTAINMENT AND MEDIAINC		87260T116	3.6	120000	SOLE		SOLE
WTS TREMISIS ENERGY ACQUISITION CORPORATION II		89472N119	11.685	123000	SOLE		SOLE
WTS TRIPLECROWN ACQUISITION CORP		89677G117	10	100000	SOLE		SOLE
TRUMP ENTERTAINMENT RESORTS INC		89816T103	0.19499	1147	SOLE		SOLE
UTS 2020 CHINACAP ACQUIRCO INCUNIT 1 COM & 1 WT EXP		90212G208	265.1725	36500	SOLE		SOLE
USF&G CORP SUB DEB CNV    0%    03/03/2009 CONV		903290AD6	969	1000000	SOLE		SOLE
VECTOR GROUP LTD 5% 11/15/2011 CONV FMAN		92240MAE8	5308	4750000	SOLE		SOLE
VECTOR GROUP LTD 3.875% 06/15/2026 CONV SDMJ		92240MAL2	7411	7750000	SOLE		SOLE
VECTOR GROUP LTD CONV SUB NT 11.00000000% 08/15/15		92240MAP3	3000	4000000	SOLE		SOLE
VICTORY ACQUISITION CORP		92644D100	145.5	15000	SOLE		SOLE
WTS VICTORY ACQUISITION CORP		92644D118	8.225	117500	SOLE		SOLE
ION MEDIA NETWK CL B CONV PFD FRACTIONAL SHARES		EGC05A802	0	93322	SOLE		SOLE
WTS ASIA SPECIAL SITUATION ACQUISITION CORP		G0538M121	13.695	124500	SOLE		SOLE
INDIA HOSPITALITY ORD SHS REG S		G47601102	0	50000	SOLE		SOLE
WTS INDIA HOSPITALITY CORP REG S		G47601110	87.75	130000	SOLE		SOLE
WTS LIBERTY INTL ACQ CALL WTS ON LIBERTY ACQUISITION HOLD		G67861123	1.95	195000	SOLE		SOLE
WTS OVERTURE ACQUISITION CORP		G6830P118	18	240000	SOLE		SOLE
UTS CHARDAN 2008 CHINA ACQUISITION CORP UNIT 1 COM & 1 WT EXP		G8977T127	325	50000	SOLE		SOLE
WTS PARMALAT SPA WTS ON AZIONI ORDINARIE		T7S73MAA5	0.37511	650	SOLE		SOLE
MAGNA ENTERTAINMENT EURO CONV 8.55000000% 06/15/10		U55658AB1	0	1200000	SOLE		SOLE
RESEARCH PHARM SRV REG S		U76095105	0	326923	SOLE		SOLE
WTS NAVIOS MARITIME ACQUISITION CORP CALL FROM FTSE		Y62159119	14.8	80000	SOLE		SOLE